Angel Oak Strategic Credit Fund
Consolidated Schedule of Investments
April 30, 2025 (Unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES – 30.7%	Par	Value
A&D Mortgage LLC, Series 2024-NQM6, Class B2, 7.30%, 01/25/2070 (a)(b)	$1,000,000	$947,844
American Home Mortgage Assets LLC, Series 2006-6, Class XP, 0.04%, 12/25/2046 (b)(c)	729,573	5,912
Banc of America Alternative Loan Trust
Series 2006-5, Class CBIO, 6.00%, 06/25/2046 (c)	678,988	161,026
Series 2006-6, Class CBIO, 6.00%, 07/25/2046 (c)	1,238,059	293,109
Bellemeade Re Ltd.
Series 2023-1, Class B1, 11.05% (30 day avg SOFR US + 6.70%), 10/25/2033 (a)	400,000	430,872
Series 2024-1, Class B1, 9.90% (30 day avg SOFR US + 5.55%), 08/25/2034 (a)	650,000	674,978
Colony American Finance Ltd., Series 2020-4, Class D, 2.71%, 12/15/2052 (a)	770,000	655,945
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-29, Class 1X, 0.00%, 02/25/2035 (b)(c)	887,052	9
Credit Suisse Mortgage Capital Certificates
Series 2017-RPL1, Class B4, 2.98%, 07/25/2057 (a)(b)	1,425,253	448,446
Series 2022-ATH1, Class B2, 4.69%, 01/25/2067 (a)(b)	2,000,000	1,523,186
Downey Savings & Loan Association Mortgage Loan Trust, Series 2004-AR2, Class X2, 0.01%, 11/19/2044 (b)(c)	272,590	267
Ellington Financial Mortgage Trust
Series 2024-NQM1, Class B3, 7.65%, 11/25/2069 (a)(b)	1,000,000	940,605
Series 2025-NQM1, Class B2, 7.45%, 01/25/2070 (a)(b)	500,000	484,422
Series 2025-NQM1, Class B3, 7.45%, 01/25/2070 (a)(b)	500,000	465,591
GS Mortgage-Backed Securities Trust, Series 2020-NQM1, Class B2, 6.93%, 09/27/2060 (a)(b)	2,975,000	3,020,122
Home Partners of America Trust, Series 2021-2, Class F, 3.80%, 12/17/2026 (a)	384,034	366,563
JP Morgan Mortgage Trust
Series 2021-11, Class AX1, 0.22%, 01/25/2052 (a)(b)(c)	74,739,937	742,467
Series 2022-6, Class B4, 3.29%, 11/25/2052 (a)(b)	3,030,175	1,696,647
Series 2022-6, Class B5, 3.29%, 11/25/2052 (a)(b)	1,265,000	627,597
Series 2023-6, Class B4, 6.19%, 12/26/2053 (a)(b)	519,900	440,092
Series 2024-8, Class B5, 7.04%, 01/25/2055 (a)(b)	804,000	684,139
Series 2024-8, Class B6, 6.88%, 01/25/2055 (a)(b)	1,606,867	1,116,901
JPMorgan Chase Bank NA
Series 2020-CL1, Class M5, 10.04% (1 mo. Term SOFR + 5.71%), 10/25/2057 (a)	120,314	125,185
Series 2021-CL1, Class B, 11.25% (30 day avg SOFR US + 6.90%), 03/25/2051 (a)	74,979	72,302
Series 2021-CL1, Class M5, 8.20% (30 day avg SOFR US + 3.85%), 03/25/2051 (a)	41,502	37,833
L Street Securities, Series 2015-WF1, Class 1M2, 9.72% (30 day avg SOFR US + 5.36%), 11/25/2025 (a)	9,369	9,509
Progress Residential Trust, Series 2021-SFR9, Class F, 4.05%, 11/17/2040 (a)	500,000	483,680
PRPM LLC, Series 2024-NQM3, Class B1, 7.48%, 08/25/2069 (a)(b)	1,000,000	1,002,706
Radnor RE Ltd., Series 2024-1, Class B1, 9.50% (30 day avg SOFR US + 5.15%), 09/25/2034 (a)	1,100,000	1,138,169
RALI Trust
Series 2006-QS6, Class 1AV, 0.77%, 06/25/2036 (b)(c)	4,160,247	121,700
Series 2007-QS11, Class AV, 0.25%, 10/25/2037 (b)(c)	11,628,914	108,044
Rithm Capital Corp., Series 2015-1A, Class B6, 5.21%, 05/28/2052 (a)(b)	1,238,739	899,284
Selene Loan Trust, 11.14%, 04/23/2054 (b)	6,794,137	7,246,647
Structured Asset Mortgage Investments, Inc., Series 2006-AR7, Class X, 0.90%, 08/25/2036 (c)	7,468,548	247,134
Western Alliance Bancorp
Series 2021-CL2, Class B, 12.85% (30 day avg SOFR US + 8.50%), 07/25/2059 (a)	400,000	397,031
Series 2021-CL2, Class M3, 8.45% (30 day avg SOFR US + 4.10%), 07/25/2059 (a)	1,327,586	1,334,822
Series 2021-CL2, Class M5, 10.85% (30 day avg SOFR US + 6.50%), 07/25/2059 (a)	387,081	377,259
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $29,332,893)		29,328,045

COLLATERALIZED LOAN OBLIGATIONS - 27.5%	Par	Value
Babson CLO Ltd., Series 2023-1A, Class E, 12.27% (3 mo. Term SOFR + 8.00%), 04/20/2036 (a)	2,000,000	2,010,948
Birch Grove CLO Ltd., Series 2023-6A, Class E, 13.20% (3 mo. Term SOFR + 8.93%), 07/20/2035 (a)	1,300,000	1,308,306
Black Diamond CLO Ltd., Series 2022-1A, Class E, 11.78% (3 mo. Term SOFR + 7.50%), 10/25/2035 (a)	1,500,000	1,513,934
Bryant Park Funding Ltd., Series 2023-20A, Class E, 12.89% (3 mo. Term SOFR + 8.63%), 07/15/2036 (a)	1,000,000	1,003,250
Carlyle Global Market Strategies, Series 2023-2A, Class E, 12.44% (3 mo. Term SOFR + 8.17%), 07/20/2036 (a)	1,000,000	1,005,536
First Eagle Private Credit LLC, Series 2016-1A, Class CR, 9.54% (3 mo. Term SOFR + 5.26%), 01/25/2032 (a)(d)	10,500,000	10,514,857
Halsey Point CLO Ltd., Series 2022-6A, Class FR, 12.74% (3 mo. Term SOFR + 8.47%), 01/20/2038 (a)	250,000	231,186
Katayma CLO Ltd., Series 2023-1A, Class E, 12.41% (3 mo. Term SOFR + 8.14%), 10/20/2036 (a)	1,000,000	1,007,465
KKR CLO Trust, Series 2022-43A, Class ER, 12.23% (3 mo. Term SOFR + 7.97%), 01/15/2036 (a)	750,000	748,780
Man US CLO Ltd., Series 2024-1A, Class D2, 9.47% (3 mo. Term SOFR + 5.20%), 07/20/2037 (a)	1,000,000	1,001,192
Neuberger Berman Loan Advisers Lasalle Street Lending CLO Ltd., Series 2024-2A, Class E, 11.77% (3 mo. Term SOFR + 7.50%), 04/20/2038 (a)	1,000,000	1,000,835
Park Blue CLO Ltd., Series 2023-3A, Class E, 12.07% (3 mo. Term SOFR + 7.80%), 04/20/2036 (a)	1,000,000	1,006,659
Pikes Peak CLO Ltd.
Series 2020-5A, Class FR, 12.09% (3 mo. Term SOFR + 7.82%), 10/20/2037 (a)	1,000,000	920,211
Series 2023-14A, Class E, 12.85% (3 mo. Term SOFR + 8.58%), 04/20/2036 (a)	1,000,000	1,008,956
Regatta Funding Ltd., Series 2022-1A, Class F, 12.52% (3 mo. Term SOFR + 8.25%), 04/20/2035 (a)	500,000	489,133
Sycamore Tree CLO Ltd., Series 2024-5A, Class E, 11.76% (3 mo. Term SOFR + 7.49%), 04/20/2036 (a)	1,000,000	999,582
Trinitas CLO Ltd., Series 2020-14A, Class D, 8.84% (3 mo. Term SOFR + 4.56%), 01/25/2034 (a)	500,000	496,339
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $26,599,013)		26,267,169

ASSET-BACKED SECURITIES - 23.2%	Par	Value
Automobile - 6.9%
Avis Budget Car Rental LLC, Series 2024-2A, Class D, 7.43%, 10/20/2028 (a)	1,150,000	1,157,016
CAL Receivables LLC, Series 2022-1, Class B, 8.69% (30 day avg SOFR US + 4.35%), 10/15/2026 (a)	371,672	370,742
Carvana Auto Receivables Trust
Series 2019-3A, Class R, 0.00%, 07/15/2026 (a)	5,000	809,130
Series 2019-4A, Class R, 0.00%, 10/15/2026 (a)	2,000	398,796
Series 2021-N4, Class E, 4.53%, 09/11/2028 (a)	346,015	332,483
CPS Auto Trust, Series 2024-B, Class E, 8.36%, 11/17/2031 (a)	300,000	309,576
Exeter Automobile Receivables Trust, Series 2022-2A, Class E, 6.34%, 10/15/2029 (a)	500,000	461,667
Flagship Credit Auto Trust, Series 2024-1, Class E, 8.60%, 05/15/2031 (a)	200,000	200,974
Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class D, 9.60% (30 day avg SOFR US + 5.25%), 05/20/2032 (a)	321,958	327,068
JPMorgan Chase Bank NA, Series 2021-2, Class G, 8.48%, 12/26/2028 (a)	389,122	390,946
Prestige Auto Receivables Trust, Series 2024-1A, Class E, 7.94%, 04/15/2031 (a)	200,000	204,319
Research-Driven Pagaya Motor Asset Trust, Series 2021-2A, Class A, 2.65%, 03/25/2030 (a)	120,895	117,828
Santander Holdings USA, Inc., Series 2024-A, Class F, 10.17%, 06/15/2032 (a)	184,406	188,162
SBNA Auto Receivables Trust, Series 2024-A, Class E, 8.00%, 04/15/2032 (a)	300,000	309,471
Strike Acceptance Auto Funding Trust, Series 2023-1A, Class A, 8.00%, 05/15/2026 (a)	235,552	236,002
Tricolor Auto Securitization Trust, Series 2023-1A, Class F, 16.00%, 06/17/2030 (a)	500,000	527,462
US Auto Funding Trust
Series 2022-1A, Class A, 3.98%, 10/15/2025 (a)	9,834	9,761
Series 2022-1A, Class D, 9.14%, 07/15/2027 (a)	1,450,000	14
Veros Automobile Receivables Trust, Series 2024-1, Class D, 9.87%, 05/15/2031 (a)	250,000	264,209
		6,615,626

Consumer - 14.6%
ACHV ABS Trust, Series 2024-3AL, Class E, 7.00%, 12/26/2031 (a)	500,000	488,444
Affirm, Inc.
Series 2023-B, Class E, 11.32%, 09/15/2028 (a)	300,000	304,956
Series 2024-A, Class E, 9.17%, 02/15/2029 (a)	200,000	202,121
Aqua Finance Trust, Series 2021-A, Class C, 3.14%, 07/17/2046 (a)	300,000	270,650
GreenSky Home Improvement Trust, Series 2024-1, Class E, 9.00%, 06/25/2059 (a)	500,000	505,809
LendingClub Receivables Trust
Series 2019-1, Class CERT, 0.00%, 07/17/2045 (a)	17,660	326
Series 2019-3, Class R1, 0.00%, 10/15/2025 (a)	5,200,000	11,239
Series 2019-7, Class R1, 0.00%, 01/15/2027 (a)	3,000,000	15,496
Lendingpoint Asset Securitization Trust
Series 2021-B, Class C, 3.21%, 02/15/2029 (a)	228,440	221,664
Series 2022-A, Class E, 7.02%, 06/15/2029 (a)	100,000	1
Series 2022-B, Class C, 8.45%, 10/15/2029 (a)	900,000	214,831
Marlette Funding Trust
Series 2022-3A, Class D, 7.80%, 11/15/2032 (a)	1,000,000	1,009,394
Series 2023-1A, Class D, 8.15%, 04/15/2033 (a)	1,000,000	1,016,936
Series 2023-2A, Class D, 7.92%, 06/15/2033 (a)	500,000	505,332
Momnt Technologies Trust, Series 2023-1A, Class B, 8.29%, 03/20/2045 (a)	500,000	490,193
Pagaya AI Debt Selection Trust
Series 2020-2, Class CERT, 0.00%, 12/15/2027 (a)(b)(c)	4,000,000	40,295
Series 2021-1, Class C, 4.09%, 11/15/2027 (a)	44,023	43,079
Series 2021-3, Class C, 3.27%, 05/15/2029 (a)	56,567	54,652
Series 2022-1, Class C, 4.89%, 10/15/2029 (a)	1,005,007	983,770
Series 2022-2, Class C, 7.50%, 01/15/2030 (a)	499,970	494,799
Series 2024-10, Class E, 10.41%, 06/15/2032 (a)	499,958	498,084
Series 2024-11, Class F, 12.00%, 07/15/2032 (a)	249,971	232,345
Series 2024-6, Class D, 11.35%, 11/15/2031 (a)	442,193	455,962
Series 2024-8, Class E, 10.41%, 01/15/2032 (a)	499,978	507,946
Series 2024-9, Class E, 10.11%, 03/15/2032 (a)	399,939	397,499
Series 2025-1, Class E, 10.08%, 07/15/2032 (a)	250,000	245,157
Series 2025-1, Class F, 12.00%, 07/15/2032 (a)	250,000	237,701
Powerpay Securitization Funding LLC, Series 2024-1A, Class B, 8.46%, 02/18/2039 (a)	200,000	204,653
Prosper Marketplace Issuance Trust, Series 2024-1A, Class D, 10.98%, 08/15/2029 (a)	500,000	524,887
Purchasing Power Funding, Series 2024-A, Class E, 10.18%, 08/15/2028 (a)	200,000	204,247
Reach Financial LLC, Series 2024-2A, Class D, 8.83%, 07/15/2031 (a)	400,000	410,074
Republic Finance Issuance Trust
Series 2021-A, Class D, 5.23%, 12/22/2031 (a)	200,000	192,585
Series 2024-A, Class D, 9.49%, 08/20/2032 (a)	250,000	256,798
Upgrade Master Pass-Thru Trust, Series 2021-PT2, Class A, 17.88%, 05/15/2027 (a)(b)	85,236	78,036
Upgrade Receivables Trust, Series 2024-1A, Class D, 8.90%, 02/18/2031 (a)	500,000	511,186
Upstart Pass-Through Trust Series
Series 2021-ST3, Class CERT, 0.00%, 05/20/2027 (a)	2,850,000	196,142
Series 2021-ST9, Class CERT, 0.00%, 11/20/2029 (a)	200,000	64,858
Series 2022-ST1, Class CERT, 0.00%, 03/20/2030 (a)	100,000	36,447
Upstart Securitization Trust
Series 2021-5, Class C, 4.15%, 11/20/2031 (a)	825,665	805,416
Series 2022-1, Class C, 5.71%, 03/20/2032 (a)	200,000	115,663
Series 2022-2, Class C, 8.43%, 05/20/2032 (a)	452,555	400,969
Series 2023-1, Class C, 11.10%, 02/20/2033 (a)	500,000	510,447
		13,961,089

Equipment - 1.3%
Octane Receivables Trust
Series 2024-1A, Class E, 7.82%, 08/20/2031 (a)	200,000	198,697
Series 2024-RPT1, Class R2, 8.71%, 02/22/2030	500,000	500,465
Series 2024-RVM1, Class E, 8.42%, 01/22/2046 (a)	500,000	498,911
		1,198,073

Solar - 0.4%
GoodLeap Sustainable Home Solutions Trust, Series 2023-2GS, Class B, 7.80%, 05/20/2055 (a)	500,000	323,885
Mosaic Solar Loans LLC
Series 2018-1A, Class C, 0.00%, 06/22/2043 (a)(e)	3,723	3,692
Series 2019-1A, Class B, 0.00%, 12/21/2043 (a)(e)	4,809	4,486
		332,063
TOTAL ASSET-BACKED SECURITIES (Cost $24,925,955)		22,106,851

CORPORATE OBLIGATIONS - 13.7%	Par	Value
Basic Materials - 1.1%
Consolidated Energy Finance SA, 5.63%, 10/15/2028 (a)	500,000	390,535
CVR Partners LP / CVR Nitrogen Finance Corp., 6.13%, 06/15/2028 (a)	500,000	483,739
Mercer International, Inc., 5.13%, 02/01/2029	235,000	193,608
		1,067,882

Communications - 0.9%
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 10.00%, 02/15/2031 (a)	500,000	473,870
Gray Media, Inc., 5.38%, 11/15/2031 (a)	600,000	358,524
		832,394

Consumer, Cyclical - 1.2%
American Axle & Manufacturing, Inc., 6.50%, 04/01/2027	500,000	488,292
Caesars Entertainment, Inc., 4.63%, 10/15/2029 (a)	500,000	462,084
Saks Global Enterprises LLC, 11.00%, 12/15/2029 (a)	250,000	151,914
		1,102,290

Consumer, Non-cyclical - 2.6%
Fiesta Purchaser, Inc., 9.63%, 09/15/2032 (a)	250,000	262,033
Herc Holdings, Inc., 6.63%, 06/15/2029 (a)	500,000	494,533
Hertz Global Holdings, Inc., 12.63%, 07/15/2029 (a)	250,000	243,404
Raven Acquisition Holdings LLC, 6.88%, 11/15/2031 (a)	500,000	488,923
Upbound Group, Inc., 6.38%, 02/15/2029 (a)	500,000	472,486
VT Topco, Inc., 8.50%, 08/15/2030 (a)	500,000	523,744
		2,485,123

Diversified - 0.3%
Stena International SA, 7.25%, 01/15/2031 (a)	300,000	296,423

Energy - 1.5%
Greenfire Resources Ltd., 12.00%, 10/01/2028 (a)	320,000	338,041
New Fortress Energy, Inc., 6.50%, 09/30/2026 (a)	500,000	410,091
Shelf Drilling Holdings Ltd., 9.63%, 04/15/2029 (a)	380,000	269,364
Venture Global LNG, Inc., 9.00% to 09/30/2029 then 5 yr. CMT Rate + 5.44%, Perpetual (a)	500,000	430,227
		1,447,723

Financial - 5.1%
Blackstone Mortgage Trust, Inc., 7.75%, 12/01/2029 (a)	500,000	519,837
Credit Acceptance Corp., 6.63%, 03/15/2030 (a)	500,000	491,542
Freedom Mortgage Corp., 6.63%, 01/15/2027 (a)	500,000	496,760
Freedom Mortgage Holdings LLC
9.25%, 02/01/2029 (a)	150,000	152,935
8.38%, 04/01/2032 (a)	500,000	489,507
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/2027 (a)	500,000	498,814
goeasy Ltd., 7.63%, 07/01/2029 (a)	500,000	504,556
Jefferies Finance LLC / JFIN Co.-Issuer Corp., 6.63%, 10/15/2031 (a)	500,000	490,364
PennyMac Financial Services, Inc., 5.75%, 09/15/2031 (a)	500,000	476,729
PHH Corp., 9.88%, 11/01/2029 (a)	500,000	484,175
United Wholesale Mortgage LLC, 5.50%, 04/15/2029 (a)	200,000	193,891
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC, 6.50%, 02/15/2029 (a)	100,000	91,607
		4,890,717

Industrial – 1.0%
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 02/01/2032 (a)	500,000	488,422
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029 (a)	450,000	411,271
		899,693
TOTAL CORPORATE OBLIGATIONS (Cost $13,239,852)		13,022,245

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.7%	Par	Value
Banc of America Re-Remic Trust, Series 2024-NASH, Class D, 9.17% (1 mo. Term SOFR + 4.85%), 05/15/2039 (a)	500,000	496,180
GS Mortgage Securities Corp., Series 2018-TWR, Class G, 8.54% (1 mo. Term SOFR + 4.22%), 07/15/2031 (a)	311,000	24,812
HTL Commercial Mortgage Trust, Series 2024-T53, Class F, 12.32%, 05/10/2039 (a)(b)	500,000	517,378
LBA Trust, Series 2024-BOLT, Class F, 8.76% (1 mo. Term SOFR + 4.44%), 06/15/2039 (a)	300,000	301,450
Morgan Stanley Capital I, Inc., Series 2014-150E, Class B, 4.26%, 09/09/2032 (a)	123,000	85,103
X-Caliber Funding LLC
0.00%, 06/06/2025 (a)(f)	219,401	204,981
Series 2021-9, Class B1, 12.44% (1 mo. Term SOFR + 8.12%), 04/06/2026 (a)(g)	50,000	8,968
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,954,447)		1,638,872

COMMERCIAL MORTGAGE-BACKED SECURITIES – U.S. GOVERNMENT AGENCY - 0.1%	Par	Value
Federal Home Loan Mortgage Corp., Series 2017-KF41, Class B, 6.95% (30 day avg SOFR US + 2.61%), 11/25/2025 (a)	129,217	127,135
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES – U.S. GOVERNMENT AGENCY (Cost $129,217)		127,135

SHORT-TERM INVESTMENTS - 6.4%	Shares	Value
Money Market Funds - 6.4%
First American Government Obligations Fund - Class U, 4.27% (h)	6,102,663	6,102,663
TOTAL SHORT-TERM INVESTMENTS (Cost $6,102,663)		6,102,663

TOTAL INVESTMENTS - 103.3% (Cost $102,284,040)		98,592,980
Liabilities in Excess of Other Assets - (3.3)%		(3,182,374)
TOTAL NET ASSETS - 100.0%		$95,410,606
two		–%
Percentages are stated as a percent of net assets.		–%

CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
SA - Sociedad Anónima
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2025, the value of these securities total $83,124,104 or 87.1% of the Fund’s net assets.

(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of April 30, 2025.

(c)	Interest only security.
(d)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements. At April 30, 2025, the value of securities pledged amounted to $5,007,075.
(e)	Principal only security.
(f)	Zero coupon bonds make no periodic interest payments.
(g)	Issuer is currently in default.
(h)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.

Angel Oak Strategic Credit Fund
Consolidated Schedule of Open Futures Contracts
April 30, 2025 (Unaudited)

Long Futures Contracts	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
U.S. Treasury 5 Year Note	271	06/30/2025	$29,591,930	$221,396
U.S. Treasury Long Bonds	26	06/18/2025	3,032,250	52,112
Total Unrealized Appreciation (Depreciation)				$273,508

The average monthly notional value of long futures during the period ended April 30, 2025, was $14,827,709.

Angel Oak Strategic Credit Fund
Consolidated Schedule of Centrally Cleared Credit Default Swaps - Buy Protection (a)
April 30, 2025 (Unaudited)
Reference Obligation	Implied Credit Spread at 04/30/25 (b)	Pay (Receive) Fixed Rate	Payment Frequency	Maturity Date	Counter Party	Notional Amount (c)	Value	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Markit CDX.NA.IG (d)	0.69%	1.000%	Quarterly	06/20/2030	Wells Fargo Securities, LLC	$25,000,000	($372,544)	($307,377)	($65,167)

(a)
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(b)
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on U.S. municipal issues, corporate issues or sovereign issues of an emerging country as of year-end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(c)
The maximum potential amount the Fund could be required to pay as seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(d)	Centrally cleared swap, clearing agent: Intercontinental Exchange.

The average monthly notional value of long swaps during the period ended April 30, 2025, was $25,000,000.

Angel Oak Strategic Credit Fund
Consolidated Schedule of Open Reverse Repurchase Agreements
April 30, 2025 (Unaudited)

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Value
Lucid Management and Capital Partners LP	5.16%	04/16/2025	07/17/2025	$ 4,309,089	$ 4,253,000

A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing transaction under which the Fund will effectively pledge certain assets as collateral to secure a short-term loan. Generally, the other party to the agreement makes the loan in an amount less than the fair value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund will be required to repay the loan and interest and correspondingly receive back its collateral. While used as collateral, the pledged assets continue to pay principal and interest which are for the benefit of the Fund.

Securities Valuation and Fair Value Measurements (Unaudited)

The Fund records its investments at fair value in accordance with fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.

Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities, mortgage-backed securities, collateralized loan obligations, corporate obligations, and whole loans are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information may be utilized. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price. If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter ("OTC") markets as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, fair value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the OTC market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise, fair value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. OTC financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Fund’s valuation processes and reports quarterly to the Board. The Board has selected Angel Oak Capital Advisors, LLC (the “Adviser”) as the Valuation Designee. As such, the Valuation Committee of the Adviser has been delegated the day-to-day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Valuation Designee’s Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the investments by their inputs used to value the Fund's net assets as of April 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets
Residential Mortgage-Backed Securities	$–	$29,328,045	$–	$29,328,045
Collateralized Loan Obligations	–	26,267,169	–	26,267,169
Asset-Backed Securities	–	22,106,851	–	22,106,851
Corporate Obligations	–	13,022,245	–	13,022,245
Commercial Mortgage-Backed Securities	–	1,638,872	–	1,638,872
Commercial Mortgage-Backed Securities – U.S. Government Agency	–	127,135	–	127,135
Short-Term Investments	6,102,663	–	–	6,102,663
Total	$6,102,663	$92,490,317	$–	$98,592,980
Other Financial Instruments Assets
Futures Contracts*	$273,508	$–	$–	$273,508
Liabilities
Reverse Repurchase Agreements	–	(4,253,000)	–	(4,253,000)
Swaps*	–	(65,167)	–	(65,167)
Total	$273,508	$(4,318,167)	$–	$(4,044,659)

*Futures and swaps are reflected at the unrealized appreciation (depreciation) on the instrument as presented in the Consolidated Schedule of Open Futures Contracts and Consolidated Schedule of Centrally Cleared Credit Default Swaps – Buy Protection.

See the Consolidated Schedule of Investments for further disaggregation of investment categories.